Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [Line Items]
Audit services	€ 21,630	€ 17,540
Audit-related services	1,230	1,180
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	22,860	18,720
PwC Auditores, S.L.
Auditors Remuneration [Line Items]
Audit services	11,230	6,920
Audit-related services	620	730
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	11,850	7,650
Other PwC
Auditors Remuneration [Line Items]
Audit services	10,400	10,620
Audit-related services	610	450
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	€ 11,010	€ 11,070